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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Windward Investment Management, Inc.
Address: 53 State Street
         Suite 1220
         Boston, MA 02109
13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denise Kampf
Title: Director of Ops & Client Service
Phone: 617-241-2207

Signature,          Place,            and Date of Signing:
DENISE KAMPF        BOSTON, MA        August 3, 2005

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        17
Form 13F Information Table Value Total:        288622

List of Other Included Managers:               NONE

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                           Form 13F Information Table

       Column 1            Column 2       Column 3   Column 4          Column 5           Column 6   Column 7         Column 8
                                                                SHRS                                             Voting Authority
                            Title of                  Value    or PRN     SH /    PUT /  Investment   Other    --------------------
    Name of Issuer            Class      CUSIP       (x$1000)    Amt      PRN     CALL   Discretion  Managers    Sole   Shared  Non
----------------------  ---------------  ----------  --------  -------  --------  -----  ----------  --------  -------  ------  ---
Inverness Medical             COM         46126P106      2056    75317     SH            Sole                    75317
 Innovations In
    Ishares Inc            MSCI German    464286806      2633   148400     SH            Sole                   148400
    Ishares Inc          MSCI Hong Kong   464286871     19620  1579689     SH            Sole                  1579689
 General Electric Co          COM         369604103       470    13578     SH            Sole                    13578
    Ishares Tr           DJ US Real Est   464287739      7604   119567     SH            Sole                   119567
  Johnson & Johnson           COM         478160104       660    10149     SH            Sole                    10149
Vertex Pharmaceuticals        COM         92532F100       755    44815     SH            Sole                    44815
  Exxon Mobil Corp            COM         30231G102       327     5682     SH            Sole                     5682
    Ishares Tr          MSCI Emerge Mkt   464287234     33076   461958     SH            Sole                   461958
    Ishares Tr          MSCI EAFE Idx     464287465     24144   460851     SH            Sole                   460851
 Streettracks Gold Tr       Gold SHS      863307104     35351   813787     SH            Sole                   813787
    Ishares Tr           7-10 Yr Trs Bd   464287440     21318   245151     SH            Sole                   245151

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
    Ishares Tr          1-3 Yr Trs Bd     464287457     36665   451317     SH            Sole                   451317
    Ishares Tr          US TIPs Bd Fd     464287176     32859   306435     SH            Sole                   306435
  Vanguard Index Tr     Stk Mkt Vipers    922908769     70901   605109     SH            Sole                   605109
Sonus Pharmaceuticals         COM         835692104       158    33084     SH            Sole                    33084
 Inc
  Tweeter Home Entmt          COM         901167106        26    10200     SH            Sole                    10200
   Group Inc